share-based compensation - Employee share purchase plan (Details) - Employee share purchase plan - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
share-based compensation
Dividend reinvestment in Common Shares		$ 37	$ 34
Purchase plan discount	0.00%			0.00%	0.00%